Note 8 - Fair Value - Financial Instruments At Fair Value By Levels - Assets (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	€ 736,176,000,000	€ 697,737,000,000	€ 675,675,000,000
Financial Assets Held For Trading [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	32,555,000,000	31,135,000,000	26,730,000,000
Financial Assets Held For Trading [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	73,856,000,000	69,092,000,000	61,969,000,000
Financial Assets Held For Trading [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	1,847,000,000	1,508,000,000	404,000,000
Financial Assets Held For Trading [Member] | Loans and advances to Customers [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	2,379,000,000	697,000,000	47,000,000
Financial Assets Held For Trading [Member] | Loans and advances to Customers [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	28,659,000,000	32,321,000,000	28,642,000,000
Financial Assets Held For Trading [Member] | Loans and advances to Customers [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	1,609,000,000	1,285,000,000	60,000,000
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	12,790,000,000	18,076,000,000	17,884,000,000
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	11,123,000,000	8,178,000,000	7,494,000,000
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	57,000,000	55,000,000	199,000,000
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	11,367,000,000	8,832,000,000	5,194,000,000
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	31,000,000	0	0
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	60,000,000	59,000,000	60,000,000
Financial Assets Held For Trading [Member] | Derivatives [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	6,019,000,000	3,530,000,000	3,605,000,000
Financial Assets Held For Trading [Member] | Derivatives [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	34,043,000,000	28,593,000,000	25,833,000,000
Financial Assets Held For Trading [Member] | Derivatives [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	121,000,000	109,000,000	85,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	3,826,000,000	4,305,000,000	3,127,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	381,000,000	92,000,000	78,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	992,000,000	1,160,000,000	1,929,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and advances to Customers [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	210,000,000	82,000,000	25,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and advances to Customers [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and advances to Customers [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	499,000,000	1,038,000,000	1,778,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	4,000,000	0	90,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	324,000,000	91,000,000	71,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	28,000,000	19,000,000	76,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	3,612,000,000	4,223,000,000	3,012,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	57,000,000	1,000,000	8,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	465,000,000	103,000,000	75,000,000
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	939,000,000	1,214,000,000	1,313,000,000
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	178,000,000	0	0
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Loans and advances to Customers [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Loans and advances to Customers [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Loans and advances to Customers [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	939,000,000	1,214,000,000	1,313,000,000
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	178,000,000	0	0
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	60,976,000,000	50,896,000,000	45,824,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	7,866,000,000	9,203,000,000	9,323,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	598,000,000	1,084,000,000	1,190,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Loans and advances to Customers [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	33,000,000	33,000,000	33,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Loans and advances to Customers [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Loans and advances to Customers [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Debt Securities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	59,982,000,000	49,070,000,000	43,788,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	7,832,000,000	9,057,000,000	9,211,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	493,000,000	604,000,000	711,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Equity instruments [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	961,000,000	1,794,000,000	2,003,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	34,000,000	146,000,000	113,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	105,000,000	480,000,000	479,000,000
Derivatives Hedge accounting [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	53,000,000	30,000,000	223,000,000
Derivatives Hedge accounting [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	2,250,000,000	2,192,000,000	2,454,000,000
Derivatives Hedge accounting [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	€ 15,000,000	€ 11,000,000	€ 3,000,000